Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 2,171,626	$ 2,061,503	$ 8,378,708	$ 6,906,160
Operating expenses:
Cost of revenue	1,410,054	1,122,018	5,854,228	4,491,803
Depreciation and amortization	184,214	188,338	794,838	844,457
Salaries and wages	1,018,609	1,320,219	4,608,148	5,194,175
General and administrative	880,262	958,253	4,468,327	5,643,940
Goodwill impairment charge			1,207,234	2,243,820
Intangible asset impairment charge				438,374
Total operating expenses	3,493,139	3,588,828	16,932,775	18,856,569
Loss from operations	(1,321,513)	(1,527,325)	(8,554,067)	(11,950,409)
Other income (expense):
Interest expense	(160,585)	(243,036)	(1,163,178)	(2,458,263)
Amortization of debt discounts	(671,228)	(432,934)	(997,379)	(1,113,589)
Gain on change in fair value of derivative liabilities				3,140,404
Gain on extinguishment of derivatives				1,692,232
Liquidated damages related to escrow shares				(1,222,000)
Warrant expense		(214,737)	(228,997)	(484,818)
Gain on sale of asset				204,081
Gain on change in fair value of warrant liabilities	7,320	241,993	266,393	67,465
Exchange loss		(14,888)	(35,401)	(8,368)
Gain (loss) on settlement of debt			(180,622)
Gain on extinguishment of warrant liabilities			921,422
Termination and penalty fee	(410,571)	(100,000)	(100,000)
Other (expense) income			(50,000)	37,500
Total other (expense)	(1,235,064)	(763,602)	(1,567,762)	(145,356)
Net loss from continuing operations before income taxes	(2,556,577)	(2,290,927)	(10,121,829)	(12,095,765)
Provision for income taxes
Net loss from continuing operations	(2,556,577)	(2,290,927)	(10,121,829)	(12,095,765)
Net income from discontinued operations, net of tax		1,876,489	9,737,003	(2,390,235)
Net loss attributable to High Wire Networks, Inc. common shareholders	$ (2,556,577)	$ (414,438)	$ (384,826)	$ (14,486,000)
Income (loss) per share attributable to High Wire Networks, Inc. common shareholders, basic and diluted:
Net loss from continuing operations (in Dollars per share)	$ (2.62)	$ (2.38)	$ (10.51)	$ (13.33)
Net income from discontinued operations, net of taxes (in Dollars per share)		1.95	10.11	(2.64)
Net loss per share (in Dollars per share)	$ (2.62)	$ (0.43)	$ (0.4)	$ (15.97)
Weighted average common shares outstanding basic (in Shares)	977,270	962,155	963,097	906,834
Weighted average common shares outstanding diluted (in Shares)	977,270	962,155	963,097	906,834